19. Financial instruments (Details 2) - Liquidity risk [member] R$ in Millions	Dec. 31, 2020 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	R$ 36,375
Up to 1 year [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	15,441
1 to 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	12,581
After 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	8,353
Borrowings and financing [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	5,116
Borrowings and financing [member] | Up to 1 year [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	1,174
Borrowings and financing [member] | 1 to 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	3,761
Borrowings and financing [member] | After 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	181
Debentures and promissory notes [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	4,810
Debentures and promissory notes [member] | Up to 1 year [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	1,259
Debentures and promissory notes [member] | 1 to 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	3,551
Debentures and promissory notes [member] | After 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow
Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	21
Derivative financial instruments [member] | Up to 1 year [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	(22)
Derivative financial instruments [member] | 1 to 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	43
Derivative financial instruments [member] | After 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow
Lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	15,004
Lease liabilities [member] | Up to 1 year [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	1,606
Lease liabilities [member] | 1 to 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	5,226
Lease liabilities [member] | After 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	8,172
Trade payables [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	11,424
Trade payables [member] | Up to 1 year [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow	11,424
Trade payables [member] | 1 to 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow
Trade payables [member] | After 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities under undiscounted cash flow